Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 29,369		¥ 43,922
Products	498,832		759,832
Less: impairment allowance	(104,914)		(107,993)
Inventories	¥ 423,287	$ 61,371	¥ 695,761